Income Tax (FY) (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Net Deferred Tax Assets
The Company’s net deferred tax assets at December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Deferred tax asset
Federal net operating loss	$—	$35,239
Organizational costs/Startup expenses	418,972	54,666
Total deferred tax asset	418,972	89,905
Valuation allowance	(418,972)	(89,905)
Deferred tax asset, net of allowance	$—	$—

Income Tax Provision
The income tax provision for the year ended December 31, 2022 and 2021 consists of the following:

	December 31, 2022	December 31, 2021
Federal
Current	$645,442	$—
Deferred	(329,066)	(89,905)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	329,066	89,905
Income tax provision	$645,442	$—

Reconciliation of Federal Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liability	(18.4)%	(26.1)%
Warrant transaction costs	0.0%	2.8%
Change in valuation allowance	2.7%	2.3%
Other	0.0%	0.0%
Income tax provision	5.3%	0.0%